UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  09/30/05

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       November 4, 2005

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $111964



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliance Capital Mgmt. Ltd. Pa COM              01855A101      359     7500 SH       SOLE                     7500
Bridgehampton National Bank    COM              108035106     4395   168409 SH       SOLE                   168409
Carmax Group                   COM              143130102     5050   161510 SH       SOLE                   161510
Citigroup Inc                  COM              172967101     5751   126341 SH       SOLE                   126341
Comcast Corp Cl A-Spl          COM              20030N200     4379   152150 SH       SOLE                   152150
Dell Computer                  COM              24702R101     4454   130225 SH       SOLE                   130225
Emerson Electric               COM              291011104     1411    19650 SH       SOLE                    19650
Gannett Inc.                   COM              364730101     4415    64150 SH       SOLE                    64150
General Electric               COM              369604103     5194   154275 SH       SOLE                   154275
Goldman Sachs Group            COM              38141G104     5354    44040 SH       SOLE                    44040
Home Depot Inc.                COM              437076102     5887   154355 SH       SOLE                   154355
Illinois Tool Wks Inc.         COM              452308109     5791    70340 SH       SOLE                    70340
L-3 Communications Hldgs       COM              502424104     4924    62275 SH       SOLE                    62275
Medtronic Inc                  COM              585055106     4689    87450 SH       SOLE                    87450
Microsoft Corp                 COM              594918104     5057   196525 SH       SOLE                   196525
Morgan Stanley, Dean Witter &  COM              617446448      494     9150 SH       SOLE                     9150
Pepsico, Inc.                  COM              713448108     6152   108475 SH       SOLE                   108475
Rf Micro Devices Inc.          COM              749941100       93    16430 SH       SOLE                    16430
Sealed Air Corp.               COM              81211K100     4777   100649 SH       SOLE                   100649
Staples Inc Com                COM              855030102     7024   329436 SH       SOLE                   329436
Target Corp                    COM              87612E106     5233   100761 SH       SOLE                   100761
United Parcel Service CL B     COM              911312106     1573    22750 SH       SOLE                    22750
Vodafone Airtouch PLC Sponsore COM              92857W100     4112   158330 SH       SOLE                   158330
Wal-Mart Stores                COM              931142103     3929    89660 SH       SOLE                    89660
Walgreen Co.                   COM              931422109     4271    98295 SH       SOLE                    98295
XTO Energy Inc                 COM              98385X106     5661   124921 SH       SOLE                   124921
Yadkin Valley Bk & TR Co Elkin COM              984308106      911    66983 SH       SOLE                    66983
Nuveen Tax Exempt UT NC                         6710A2672      422     4136 SH       SOLE                     4136
Nuveen Flagship Mun Tr Int Dr                   67065Q202      203 22388.891SH       SOLE                22388.891